USAA S&P 500 Index Fund
USAA S&P 500 INDEX FUND Reward Shares and Member Shares SUPPLEMENT DATED DECEMBER 22, 2015 TO THE FUND'S PROSPECTUS DATED MAY 1, 2015
This Supplement updates certain information contained in the above-dated prospectus for the USAA S&P 500 Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s average annual total returns.

The average annual total returns table found on page 5 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
Average Annual Total Returns - USAA S&P 500 Index Fund		1 Year	5 Years	10 Years
Member Shares | Return Before Taxes	[1]	13.38%	15.16%	7.44%
Member Shares | Return After Taxes on Distributions	[1]	12.92%	14.61%	7.04%
Member Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.92%	12.25%	6.05%
Reward Shares | Return Before Taxes	[1]	13.53%	15.30%	7.57%
Reward Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)		13.69%	15.45%	7.67%
[1]	excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.

Please Retain This Supplement For Your Future Reference. 98465-1215